Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,200	$6,258
Checking and savings accounts	50,322,942	25,388,395
Time deposits	80,276,114	73,507,742
Repurchase agreements collateralized by government bonds and corporate notes	1,948,359	6,097,831

Total	$132,553,615	$105,000,226

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2023	2024
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	UNIMICRON HOLDING LIMITED	$2,514,120	$2,474,388
Common stock	ITE TECH. INC.	2,100,977	2,093,997
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,843,744	3,423,750
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,501,851	8,255,183
Common stock	KAI-HONG ENERGY CO., LTD.	—	64,865
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	548,205	692,265
Preferred stock	MTIC HOLDINGS PTE. LTD.	175,063	204,880

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$1,052,336	$888,826
Derecognized during the period	142,535	—

Total	$1,194,871	$888,826

Summary of Details on Derecognition of Such Investments
c.	The Company reclassified its equity instrument investment in SIS as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$—	$3,035,999	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$(1,628,388)	$—

Aging Analysis of Accounts Receivable
Aging analysis of accounts receivable:

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$25,707,008	$29,338,097

Past due:
≤ 30 days	3,008,126	3,292,457
31 to 60 days	78,668	77,929
61 to 90 days	5,599	1,249
91 to 120 days	—	1,115
≥ 121 days	517,211	23,575

Subtotal	3,609,604	3,396,325

Total	$29,316,612	$32,734,422

Movement of Loss Allowance
Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$209,101	$79,062
Net recognition (reversal) for the period	(130,039)	(68,066)

Ending balance	$79,062	$10,996

Inventories, Net
(6)	Inventories, Net

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$10,995,569	$10,731,866
Supplies and spare parts	6,443,172	6,238,353
Work in process	15,560,517	16,051,506
Finished goods	2,713,300	2,760,739

Total	$35,712,558	$35,782,464

Details of Investments Accounted for Under the Equity Method
(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2023		2024
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$2,373,060	19.02	$1,922,753	19.02
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	1,990,073	13.78	2,484,001	13.80
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,644,560	13.05	13,824,584	13.01
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	625,667	42.00	556,610	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	2,109,906	40.00	1,298,112	40.00
HSUN CHIEH CAPITAL CORP.	235,098	40.00	266,066	40.00
PURIUMFIL INC.	11,474	40.00	12,340	40.00
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note F)	4,126,878	36.49	4,723,930	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	7,516,327	26.78	8,044,460	26.78
UNITED LED CORPORATION HONG KONG LIMITED	93,793	25.14	101,468	25.14
VSENSE CO., LTD. (Note D)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note G)	58,964	10.38	40,545	10.38

Total	$32,785,800		$33,274,869

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period. SIS executed a capital reduction and refunded NT$499 million based on UMC’s stockholding percentage in July 2024. UMC’s stockholding percentage remains unchanged.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors. The Company participated in the capital increase of FARADAY in March 2024. Please refer to Note 7 for the relevant information.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:
TRIKNIGHT executed a capital reduction and refunded NT$960 million and NT$760 million based on UMC’s stockholding percentage for the years ended December 31, 2023 and 2024, respectively. UMC’s stockholding percentage remains unchanged.

Note F:
HSUN CHIEH executed a capital reduction and refunded NT$343 million and NT$343 million based on UMC’s stockholding percentage for the years ended December 31, 2023 and 2024, respectively. UMC’s stockholding percentage remains unchanged.

Note G:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Property, Plant and Equipment
(8)	Property, Plant and Equipment

a.	2023
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607
Additions	—	223,177	—	—	—	—	82,213,765	82,436,942
Disposals	—	(12,160)	(6,475,636)	—	(112,396)	—	(33,581)	(6,633,773)
Transfers and reclassifications	—	902,122	77,170,979	7,104	953,582	3,379	(54,194,544)	24,842,622
Exchange effect	(39,878)	(341,045)	(3,016,210)	(315)	(29,711)	(631)	(990,932)	(4,418,722)

As of December 31, 2023	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Constru ct ion in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788
Depreciation	—	1,416,727	35,031,869	4,924	490,468	4,149	—	36,948,137
Disposals	—	(12,160)	(6,468,067)	—	(112,330)	—	—	(6,592,557)
Exchange effect	—	(107,933)	(2,212,913)	(264)	(19,642)	(494)	—	(2,341,246)

As of December 31, 2023	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122

Net carrying amount:
As of December 31, 2023	$1,430,338	$14,341,723	$137,410,147	$15,455	$1,817,455	$2,785	$82,358,651	$237,376,554

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670
Transfers and reclassifications	—	—	—	54,469	54,469
Exchange effect	(6,084)	(2,330)	—	(3,020)	(11,434)

As of December 31, 2023	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$1,202,812	$6,345	$1,302,266	$2,511,423
Depreciation	—	94,944	—	23,395	118,339
Exchange effect	—	(688)	—	(3,063)	(3,751)

As of December 31, 2023	$—	$1,297,068	$6,345	$1,322,598	$2,626,011

Net carrying amount:
As of December 31, 2023	$539,703	$1,143,849	$—	$63,142	$1,746,694

b.	2024
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676
Additions	—	32,999	—	—	—	—	76,514,788	76,547,787
Disposals	—	(1,019)	(2,198,549)	—	(73,357)	(43)	(708)	(2,273,676)
Disposal of a subsidiary	—	(119,322)	—	—	(40,364)	—	—	(159,686)
Transfers and reclassifications	—	26,772,957	93,484,809	5,087	717,154	—	(117,585,901)	3,394,106
Exchange effect	(19,542)	532,534	13,761,646	1,221	56,331	2,627	3,480,772	17,815,589

As of December 31, 2024	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122
Depreciation	—	1,474,732	42,716,755	4,663	521,994	1,879	—	44,720,023
Disposals	—	(109)	(2,153,787)	—	(72,920)	(43)	—	(2,226,859)
Disposal of a subsidiary	—	(27,083)	—	—	(20,056)	—	—	(47,139)
Exchange effect	—	199,320	12,658,149	813	49,355	2,590	—	12,910,227

As of December 31, 2024	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374

Net carrying amount:
As of December 31, 2024	$1,410,796	$39,913,012	$189,236,936	$16,287	$1,998,846	$943	$44,767,602	$277,344,422

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705
Transfers and reclassifications	—	2,000	—	15,166	17,166
Exchange effect	(2,982)	18,095	—	8,558	23,671

As of December 31, 2024	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$1,297,068	$6,345	$1,322,598	$2,626,011
Depreciation	—	39,193	—	14,235	53,428
Exchange effect	—	10,945	—	8,543	19,488

As of December 31, 2024	$—	$1,347,206	$6,345	$1,345,376	$2,698,927

Net carrying amount:
As of December 31, 2024	$536,721	$1,113,806	$—	$64,088	$1,714,615

Summary of Interest Expense Capitalized
c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$9,355	$13,560

Interest rates applied	1.48% - 1.65%	1.52% - 1.96%

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory
a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,318,986	$5,755,484
Buildings	156,483	168,568
Machinery and equipment	1,506,824	2,082,479
Transportation equipment	16,356	12,561
Other equipment	1,706	19,923

Net	$7,000,355	$8,039,015

	For the years ended December 31,
	2023	2024
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)

Land (including land use right)	$377,593	$377,882
Buildings	93,610	87,486
Machinery and equipment	203,606	220,734
Transportation equipment	13,267	10,852
Other equipment	3,004	1,697

Total	$691,080	$698,651

i.	For the years ended December 31, 2023 and 2024, the Company’s addition to right-of-use assets amounted to NT$206 million and NT$1,683 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$514,324	$636,357
Non-current	4,878,863	5,782,659

Total	$5,393,187	$6,419,016

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets
2023
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215
Additions	—	1,399,699	346,896	999,510	2,746,105
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Reclassifications	—	(5,855)	—	—	(5,855)
Exchange effect	—	(98,912)	(169,404)	(9,993)	(278,309)

As of December 31, 2023	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015
Amortization	—	1,741,898	277,768	535,944	2,555,610
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Exchange effect	—	(41,822)	(139,933)	(9,269)	(191,024)

As of December 31, 2023	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716

Net carrying amount:
As of December 31, 2023	$7,614	$2,575,246	$864,576	$925,119	$4,372,555

2024
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271
Additions	—	1,328,781	95,245	860,615	2,284,641
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(3,151)	—	—	(3,151)
Reclassifications	—	7,363	—	—	7,363
Exchange effect	—	(32,375)	388,567	(4,971)	351,221

As of December 31, 2024	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716
Amortization	—	1,656,180	216,437	763,921	2,636,538
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(2,025)	—	—	(2,025)
Exchange effect	—	(23,675)	252,269	(4,793)	223,801

As of December 31, 2024	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947

Net carrying amount:
As of December 31, 2024	$7,614	$2,245,384	$879,682	$1,021,635	$4,154,315

Amortization Amounts of Intangible Assets
The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$1,144,960	$999,321

Operating expenses	$1,410,650	$1,637,217

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$13,530,000	$8,515,000

	As of December 31,
	2023	2024
Interest rates applied	1.69% - 2.65%	1.87% - 2.99%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$1,019,362	$899,961
Forward exchange contracts	—	1,039

Total	$1,019,362	$901,000

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$33,100,000	$24,600,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(498,021)	(305,805)

Total	38,359,352	30,051,568
Less: Current or exchangeable portion due within one year	(13,779,701)	(5,466,589)

Net	$24,579,651	$24,584,979

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest was paid annually and the principal was fully repaid in June 2024.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest was paid annually and the principal was fully repaid in March 2024.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest was paid annually and the principal was fully repaid in October 2024.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(4,665,498)	$(4,392,723)
Fair value of plan assets	2,460,413	2,960,474

Funded status	(2,205,085)	(1,432,249)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(2,205,085)	$(1,432,249)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2023	2024
Cash	21%	21%
Equity instruments	46%	47%
Debt instruments	23%	21%
Others	10%	11%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2023	2024
Discount rate	1.20%	1.59%
Rate of future salary increase	3.50%	3.50%

Expected Future Benefit Payments
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2024
NT$ (In Thousands)
2025	$404,452
2026	367,702
2027	387,394
2028	384,106
2029	391,245
2030 and thereafter	3,010,989

Total	$4,945,888

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2023
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$137,615	$(144,683)	$(117,784)	$113,478

As of December 31, 2024
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$154,095	$(163,088)	$(137,421)	$131,562

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$4,677,444	$2,547,022
Arising during the period	591,086	2,131,264
Recorded in profit or loss:
Other operating income	(2,663,843)	(841,091)
Exchange effect	(57,665)	123,833

Ending balance	$2,547,022	$3,961,028

Current (classified under other current liabilities)	$717,457	$906,935
Non-current (classified under other noncurrent liabilities)	1,829,565	3,054,093

Total	$2,547,022	$3,961,028

Summary of Refund Liabilities (classified under other current liabilities)
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)

Refund liabilities	$3,033,576	$3,918,437

Summary of Provisions
(18)	Provisions

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Onerous Contracts (classified under other current liabilities)	$57,800	$281,244
Decommissioning Liabilities (classified under other noncurrent liabilities)	602,433	695,168

Total	$660,233	$976,412

Summary of Information about Provisions of Liabilities

	Onerous Contracts	Decommissioning Liabilities
	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2024	$57,800	$602,433
Arising during the period	254,809	32,999
Unused provision reversed	(33,567)	—
Discount rate adjustment and unwinding of discount from the passage of time	—	17,776
Exchange effect	2,202	41,960

Balance as of December 31, 2024	$281,244	$695,168

Summary of Stock Held by Associates
b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2023	2024
HSUN CHIEH	441,371	441,371
YANN YUAN	192,963	192,963
SUBTRON, the subsidiary of UNIMICRON (Note A)	47	47
SIS (Note B)	266,580	266,580

Total	900,961	900,961

Details of Distribution	The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2023	2024	2023	2024
Legal reserve	$6,255,736	$4,738,237
Special reserve	(2,734,057)	—
Cash dividends	37,587,102	35,787,598	$3.00	$2.85

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$223,181	$343,679	$340,859
Impact of retroactive applications	(66,089)	—	—

Adjusted balance as of January 1	157,092	343,679	340,859
Attributable to non-controlling interests:
Net income (loss)	819,960	450,184	(104,674)
Other comprehensive income (loss)	8	(14)	76
Share-based payment transactions	1,490	5,817	1,913
Changes in subsidiaries’ ownership	(1,339)	456	(7,910)
Non-controlling interests	5,456	4,187	26,349
Derecognition of the non-controlling interests	(638,988)	(463,450)	—

Ending balance	$343,679	$340,859	$256,613

Assumptions Used for Share-Based Payment
The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2024, the assumptions used are as follows:

Granted in June 2021
Share price of measurement date (NT$/ per share)	$43.05
Expected volatility	25.80%
Expected life	0.44 years
Expected dividend yield	6.46%
Risk-free interest rate	1.38%

Summary of Disaggregation of Revenue by Product
(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$265,600,173	$211,750,622	$221,820,412
Others	13,105,091	10,782,378	10,482,172

Total	$278,705,264	$222,533,000	$232,302,584

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$105,213,451	$68,360,231	$83,758,430
China (includes Hong Kong)	39,641,613	27,545,452	37,117,309
Japan	17,053,279	11,612,866	9,107,394
Korea	25,689,385	30,872,198	26,295,063
USA	67,352,671	59,103,051	58,117,650
Europe	23,711,284	24,932,099	17,902,262
Others	43,581	107,103	4,476

Total	$278,705,264	$222,533,000	$232,302,584

Summary of Disaggregation of Revenue by the Timing of Revenue Recognition
iii.	By the timing of revenue recognition

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$276,175,120	$220,283,306	$229,505,369
Over time	2,530,144	2,249,694	2,797,215

Total	$278,705,264	$222,533,000	$232,302,584

Summary of Balances of Contract Assets and Contract Liabilities
i.	Contract assets, current

	As of January 1,	As of December 31,
	2023	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$766,691	$1,132,477	$1,043,680
Less: Loss allowance	(393,373)	(392,949)	(417,967)

Net	$373,318	$739,528	$625,713

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement as disclosed in Note 9(7).

 ii.   Contract liabilities

	As of January 1,	As of December 31,
	2023	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Sales of goods and services	$3,985,003	$3,681,352	$2,660,181

Current	$3,546,815	$3,250,712	$2,200,561
Non-current	438,188	430,640	459,620

Total	$3,985,003	$3,681,352	$2,660,181

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2022			2023			2024
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$30,074,528	$13,928,646	$44,003,174	$26,693,905	$12,002,205	$38,696,110	$25,959,209	$11,485,738	$37,444,947
Labor and health insurance	1,368,803	471,788	1,840,591	1,502,553	557,543	2,060,096	1,383,016	527,153	1,910,169
Pension	1,489,076	424,752	1,913,828	1,240,577	460,079	1,700,656	1,511,302	501,915	2,013,217
Other employee benefit expenses	373,739	165,114	538,853	421,871	196,739	618,610	401,329	207,925	609,254
Depreciation	39,305,321	1,756,609	41,061,930	36,006,021	1,545,067	37,551,088	43,740,758	1,595,934	45,336,692
Amortization	1,470,912	1,370,422	2,841,334	1,277,920	1,448,561	2,726,481	1,041,562	1,654,002	2,695,564

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution were as follows:

	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$9,160,485	$5,439,059	$4,509,603
Directors’ compensation	45,000	45,000	45,000

Net Other Operating Income and Expenses
(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Government grants	$5,058,658	$3,862,001	$1,337,458
Rental income from property, plant and equipment	192,833	202,082	202,010
Gain on disposal of property, plant and equipment	482,983	268,293	72,402
Others	(394,827)	(330,050)	(287,961)

Total	$5,339,647	$4,002,326	$1,323,909

Non-Operating Income and Expenses
(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Loss on valuation of financial assets and liabilities at fair value through profit or loss	$(1,247,962)	$(40,553)	$(320,956)
Gain (loss) on disposal of investments accounted for under the equity method	50,553	163,395	(2,093)
Others	62,869	100,254	20,345

Total	$(1,134,540)	$223,096	$(302,704)

b.	Finance costs

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$486,079	$444,424	$500,757
Bank loans	1,100,840	833,548	963,263
Lease liabilities	166,928	179,367	196,457
Others	31,464	16,390	18,225
Financial expenses	81,018	96,645	77,398

Total	$1,866,329	$1,570,374	$1,756,100

Components of Other Comprehensive Income (Loss)
(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

	For the year ended December 31, 2024
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$188,451	$—	$188,451	$(37,690)	$150,761
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(539,327)	—	(539,327)	25,123	(514,204)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	301,134	—	301,134	28,783	329,917
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8,902,745	—	8,902,745	153,317	9,056,062
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	324,191	(817)	323,374	(24,317)	299,057

Total other comprehensive income (loss)	$9,177,194	$(817)	$9,176,377	$145,216	$9,321,593

Major Components of Income Tax Expense
(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Current income tax expense (benefit):
Current income tax charge	$17,582,039	$6,426,598	$6,105,080
Adjustments in respect of current income tax of prior periods	(585,941)	(217,891)	(124,430)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,276,015	2,239,309	2,441,278
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	60,178	—	(34,010)
Deferred income tax related to changes in tax rates	—	—	68
Adjustment of prior year’s deferred income tax	8,611	(120,230)	(3,227)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(14,007)	(16,516)	(14,565)

Income tax expense recorded in profit or loss	$19,326,895	$8,311,270	$8,370,194

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Remeasurements of defined benefit pension plans	$(59,361)	$(80,447)	$(37,690)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(71,121)	(243,057)	25,123
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	123,483	(90,891)	28,783

Income tax related to items that will not be reclassified subsequently to profit or loss	$(6,999)	$(414,395)	$16,216

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$883,238	$386,660	$153,317
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(23,672)	3,768	(24,317)

Income tax related to items that may be reclassified subsequently to profit or loss	$859,566	$390,428	$129,000

iii. Deferred income tax charged directly to equity

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$(2,720)	$(1,117)	$1,174

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$109,625,660	$68,450,404	$57,044,820

At UMC’s statutory income tax rate	21,925,132	13,690,081	11,408,964
Adjustments in respect of current income tax of prior periods	(585,941)	(217,891)	(124,430)
Net changes in loss carry-forward and investment tax credits	(465,152)	(2,179,234)	(2,026,085)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(281,319)	211,639	559,386
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(4,384,566)	(1,428,035)	(472,756)
Investment loss (gain)	1,827,822	(755,800)	205,207
Dividend income	(423,027)	(323,182)	(231,267)
Others	(340,745)	(145,520)	(610,092)
Basic tax	—	43,506	13,414
Estimated income tax on unappropriated earnings	1,247,910	(1,160,324)	(743,264)
Deferred income tax related to changes in tax rates	—	—	68
Effect of different tax rates applicable to UMC and its subsidiaries	605,929	234,510	15,673
Taxes withheld in other jurisdictions	35,979	38,346	44,489
Others	164,873	303,174	330,887

Income tax expense recorded in profit or loss	$19,326,895	$8,311,270	$8,370,194

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)

Deferred income tax assets
Depreciation	$2,396,554	$2,616,538
Pension	436,129	281,385
Refund liabilities	306,408	318,156
Allowance for inventory valuation losses	682,909	726,023
Investment loss	314,427	328,241
Unrealized profit on intercompany sales	689,124	471,583
Others	304,860	482,577

Total deferred income tax assets	5,130,411	5,224,503

Deferred income tax liabilities
Depreciation	(2,085,916)	(4,387,572)
Investment gain	(2,888,534)	(3,093,367)
Amortizable assets	(283,405)	(283,111)
Others	(374,109)	(354,201)

Total deferred income tax liabilities	(5,631,964)	(8,118,251)

Net deferred income tax assets (liabilities)	$(501,553)	$(2,893,748)

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$1,663,800	$(501,553)
Amounts recognized in profit or loss during the period	(2,102,563)	(2,389,544)
Amounts recognized in other comprehensive income (loss)	(23,967)	145,216
Amounts recognized in equity	(1,117)	1,174
Exchange adjustments	(37,706)	(149,041)

Balance as of December 31	$(501,553)	$(2,893,748)

Earnings Per Share
(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$89,478,805	$59,688,950	$48,779,300

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,137,954	12,173,188

Earnings per share-basic (NTD)	$7.40	$4.92	$4.01

b.	Earnings per share-diluted

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$89,478,805	$59,688,950	$48,779,300

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,137,954	12,173,188
Effect of dilution
Restricted stocks for employees	156,098	114,974	69,881
Employees’ compensation	238,242	129,196	122,400

Weighted-average number of ordinary shares after dilution (thousand shares)	12,489,652	12,382,124	12,365,469

Earnings per share-diluted (NTD)	$7.16	$4.82	$3.94

Disclosure of Equity-Settled Share-Based Payment of Restricted Stock Plans for Employees
The equity-settled share-based payment of restricted stock plans for employees in each year are as follows:

	2024 Plan	2022 Plan		2020 Plan
	1st tranche	1st tranche	2nd tranche	1st tranche	2nd tranche
Resolution date of UMC’s shareholders meeting	May 30, 2024		May 27, 2022		June 10, 2020
Maximum shares to be issued (in thousands)	66,000	50,000		233,200
Eligible employees	Qualified employees of the Company	Qualified employees of the Company		Qualified employees of UMC
Issuance of shares (in thousands)	32,956	23,060	26,728	200,030	1,268
Issuance date	December 5, 2024	December 5, 2022	December 5, 2023	September 1, 2020	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share)	$39.27	$44.40	$48.90	$21.80	$53.00

Reconciliation of Liabilities Arising from Financing Activities
(28)	Reconciliation of Liabilities Arising from Fina nci ng Activities
For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079		28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note B	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note C	)	5,737,095
Other financial liabilities	20,966,209	—	306,902	176,376		21,449,487
For the year ended December 31, 2023

			Non-ca sh changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)	As of December 31, 2023
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—	$13,530,000
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—	22,883,344
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420	38,359,352
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—	41,599,386 (Note B	)
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637	5,393,187
Other financial liabilities	21,449,487	(21,209,443)	(330,783)	90,739	—
For the year ended December 31, 2024

			Non-cash changes
Items	As of January 1, 2024	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2024
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$13,530,000	$(5,015,000)	$—	$—		$8,515,000
Long-term loans (current portion included)	22,883,344	13,178,434	415,131	—		36,476,909
Bonds payable (current portion included)	38,359,352	(8,500,465)	—	192,681		30,051,568
Guarantee deposits (current portion included)	41,599,386	(572,321)	1,847,429	—		42,874,494 (Note B	)
Lease liabilities	5,393,187	(731,138)	92,617	1,664,350 (Note C	)	6,419,016
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note C: Mainly due to the addition to lease properties.

Restricted Stock Plan For Employees [Member]
Contents Of Significant Accounts [Line Items]
Assumptions Used for Share-Based Payment	The compensation cost for these market conditions was measured at fair value initially by using Monte Carlo Simulation on the grant date. The assumptions used are as follows:

2024 Plan
1st tranche
Share price of measurement date (NT$/ per share)	$44.60
Expected volatility	23.76% - 34.32%
Expected life	2 - 4 years
Risk-free interest rate	1.40% - 1.46%

Unused tax losses [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$15,395,514	$19,761,573
6-10 years	22,128,180	11,407,986

Total	$37,523,694	$31,169,559

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$2,237,221	$2,460,413
Items recognized as profit or loss:
Interest income on plan assets	27,742	29,525
Contribution by employer	307,556	619,281
Benefits paid	(121,305)	(359,975)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	9,199	211,230

Fair value of plan assets at end of year	$2,460,413	$2,960,474

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,106,623)	$(4,665,498)
Items recognized as profit or loss:
Service cost	(9,893)	(8,435)
Interest cost	(63,322)	(55,986)

Subtotal	(73,215)	(64,421)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	—	(142,117)
Arising from changes in financial assumptions	166,401	98,669
Experience adjustments	226,634	20,669

Subtotal	393,035	(22,779)

Benefits paid	121,305	359,975

Defined benefit obligation at end of year	$(4,665,498)	$(4,392,723)

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans
(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2023 and 2024 were as follows:

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$4,866	$—	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	13,765	9,529	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	46,265	32,029	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (4)	—	41,050	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	23,784	11,892	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	20,000	8,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	10,345	4,138	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	58,916	33,667	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	34,400	34,400	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	—	19,500	Repayable monthly from October 15, 2024 to October 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others	11,766,832	10,025,233	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank (1)	35,668	24,076	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from First Commercial Bank (2)	—	63,080	Repayable monthly from March 22, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from Shanghai Commercial Bank (1)	16,650	11,100	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2)	4,980	4,046	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3)	45,000	36,563	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (4)	—	9,100	Repayable quarterly from September 20, 2024 to March 15, 2028 with monthly interest payments.
Secured Long-Term Loan from CTBC Bank	131,750	131,750	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Bank of China	1,515,790	1,237,490	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	1,333,333	666,666	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	—	2,000,000	Repayable quarterly from November 24, 2026 to November 24, 2028 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank	—	77,250	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Unsecured Long-Term Loan from Taiwan Cooperative Bank (1)	—	115,970	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Long-Term Loan from Taiwan Cooperative Bank (2)	—	3,000,000	Repayable quarterly from July 17, 2027 to July 17, 2029 with monthly interest payments.
Unsecured Long-Term Loan from Eastern International Bank	—	59,380	Repayable monthly from April 10, 2024 to March 15, 2029 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A)	800,000	—	Settlement due on July 13, 2028 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note B)	—	800,000	Settlement due on August 22, 2029 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C)	3,000,000	2,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D)	4,000,000	—	Settlement due on July 20, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note E)	—	3,000,000	Repayable semi-annually from November 28, 2025 to May 28, 2028 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note F)	—	3,000,000	Repayable annually from January 20, 2026 to January 20, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Note G)	—	4,700,000	Settlement due on December 25, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Taiwan) (Note H)	—	4,000,000	Settlement due on December 13, 2029 with monthly interest payments.
Unsecured Revolving Loan from Australia and New Zealand Bank (Note I)	—	1,300,000	Settlement due on September 26, 2029 with monthly interest payments.

Subtotal	22,883,344	36,476,909
Less: Current portion	(2,227,096)	(5,528,409)

Total	$20,656,248	$30,948,500

	As of December 31,
	2023	2024
Interest rates applied	1.67% - 6.56%	1.53% - 5.49%

Note A:
First Commercial Bank approved the
1-year
credit loan on April 25, 2023, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 24, 2024. As of December 31, 2023, the unused line of credit was NT$1.2 billion.

Note B:
First Commercial Bank approved the
1-year
credit loan on July 9, 2024, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to July 9, 2025. As of December 31, 2024, the unused line of credit was NT$1.2 billion.

Note C:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2023 and 2024, the unused line of credit were both nil.

Note D:
UMC entered into a
5-year
loan agreement with CTBC Bank, effective from December 24, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is July 20, 2025. As of December 31, 2023 and 2024, the unused line of credit were nil and NT$4 billion, respectively.

Note E:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from November 28, 2022. The agreement offered UMC a revolving line of credit of NT$5 billion. This line of credit will be reduced starting from the end of the two years and five months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is May 28, 2028. As of December 31, 2023 and 2024, the unused line of credit were NT$5 billion and NT$2 billion, respectively.

Note F:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from July 20, 2023. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is January 20, 2029. As of December 31, 2023 and 2024, the unused line of credit were NT$3 billion and nil, respectively.

Note G:
UMC entered into a
5-year
loan agreement with DBS Bank, effective from March 29, 2024. The agreement offered UMC a revolving line of credit of NT$6 billion. The expiration date of the agreement is March 29, 2029. As of December 31, 2024, the unused line of credit was NT$1.3 billion.

Note H:
UMC entered into a
5-year
loan agreement with DBS Bank (Taiwan), effective from October 10, 2024. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is October 10, 2029. As of December 31, 2024, the unused line of credit was nil.

Note I:
UMC entered into a
5-year
loan agreement with Australia and New Zealand Bank, effective from September 26, 2024. The agreement offered UMC a revolving line of credit of USD 300 million. The expiration date of the agreement is September 26, 2029. As of December 31, 2024, the unused line of credit was NT$8.5 billion (USD 260 million).

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$1,626,103	$4,307,614	$1,238,628
Other comprehensive income (loss)	(1,706,960)	1,540,436	570,493

Total comprehensive income (loss)	$(80,857)	$5,848,050	$1,809,121

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(5)	Accounts Receivable, Net

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$29,316,612	$32,734,422
Less: loss allowance	(79,062)	(10,996)

Net	$29,237,550	$32,723,426

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$9,170,230	$8,759,564
Preferred stocks	2,862,119	3,475,613
Funds	4,472,097	5,792,863
Convertible bonds	480,715	363,430
Forward exchange contracts	—	2
Others	153,300	65,460

Total	$17,138,461	$18,456,932

Current	$443,601	$606,018
Non-current	16,694,860	17,850,914

Total	$17,138,461	$18,456,932

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$17,508,897	$17,004,448
Preferred stocks	175,063	204,880

Total	$17,683,960	$17,209,328

Current	$5,753,379	$5,893,377
Non-current	11,930,581	11,315,951

Total	$17,683,960	$17,209,328

Financial assets measured at amortized cost [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(4)	Financial Assets Measured at Amortized Cost

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities over three months	$6,353,768	$3,739,224

Current	$6,131,077	$3,739,224
Non-current	222,691	—

Total	$6,353,768	$3,739,224